March 29, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds
1933 Act File No. 33-12911
1940 Act File No. 811-5075
Form N-14 Registration Statement under the Securities Act of 1933

Dear SEC Reviewer:

On behalf of Thrivent Mutual Funds, a multi-series trust (the “Registrant”), I am filing the registration statement on Form N-14. As indicated on the Form N-14 facing page, the Registrant has requested that the registration statement become effective on April 30, 2018 pursuant to Rule 488 of the Securities Act of 1933. The registration statement is being filed to seek shareholder approval of a proposed reorganization of Thrivent Growth and Income Plus Fund into Thrivent Moderately Aggressive Allocation Fund. Both Funds are series of the Registrant.

Please call me at (612) 844-4198 if you have any questions. Thank you.

Sincerely,

/w/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer